CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - JPY (¥) ¥ in Millions	Total	Common stock [Member]	Additional paid-in capital [Member]	Retained earnings [Member]	Accumulated other comprehensive income (loss) [Member]	Cumulative translation adjustments [Member]	Defined benefit pension plans [Member]	Non-trading securities [Member]	Common stock held in treasury [Member]	Total NHI shareholders' equity [Member]	Noncontrolling interests [Member]
Balance at beginning of year at Mar. 31, 2012		¥ 594,493	¥ 698,771	¥ 1,058,945		¥ (110,652)	¥ (35,132)	¥ 635	¥ (99,819)		¥ 281,896
Issuance of common stock
Gain (loss) on sales of treasury stock			¥ (1,798)
Issuance and exercise of common stock options			(5,700)
Net income attributable to NHI shareholders	¥ 107,234			¥ 107,234
Cash dividends				(29,656)							(3,422)
Net change during the year						71,777
Repurchases of common stock									(7)
Sales of common stock									1
Common stock issued to employees									29,507
Net income (loss) attributable to noncontrolling interests	1,543										(1,543)
Other net change in treasury stock									(196)
Accumulated other comprehensive income (loss) attributable to noncontrolling interests
Cumulative translation adjustments											2,524
Pension liability adjustment	5,695						6,614				(919)
Net unrealized gain on non-trading securities								9,363			3,270
Purchase / sale of subsidiary shares, net			(9)								(247,782)
Other net change in noncontrolling interests											(9,412)
Balance at end of year at Mar. 31, 2013	2,318,983	594,493	¥ 691,264	¥ 1,136,523	¥ (57,395)	(38,875)	(28,518)	9,998	(70,514)	¥ 2,294,371	24,612
Issuance of common stock
Gain (loss) on sales of treasury stock			¥ (7,647)
Issuance and exercise of common stock options			(210)
Net income attributable to NHI shareholders	213,591			¥ 213,591
Cash dividends				(63,111)							(40)
Net change during the year						66,579
Repurchases of common stock									(32,511)
Sales of common stock									9
Common stock issued to employees									30,127
Net income (loss) attributable to noncontrolling interests	(2,858)										2,858
Other net change in treasury stock									799
Accumulated other comprehensive income (loss) attributable to noncontrolling interests
Cumulative translation adjustments											¥ 1,511
Pension liability adjustment	9,709						9,709
Net unrealized gain on non-trading securities								1,743			¥ 506
Purchase / sale of subsidiary shares, net			231								341
Other net change in noncontrolling interests											9,745
Balance at end of year at Mar. 31, 2014	2,553,213	594,493	683,638	1,287,003	20,636	27,704	(18,809)	11,741	(72,090)	2,513,680	39,533
Gain (loss) on sales of treasury stock			(2,417)	(5,221)
Issuance and exercise of common stock options			¥ 2,186
Net income attributable to NHI shareholders	224,785			224,785
Cash dividends				(68,627)							(39)
Net change during the year						105,667
Repurchases of common stock									(104,047)
Sales of common stock									3
Common stock issued to employees									24,226
Net income (loss) attributable to noncontrolling interests	(1,194)										1,194
Other net change in treasury stock									103
Accumulated other comprehensive income (loss) attributable to noncontrolling interests
Cumulative translation adjustments											¥ 4,820
Pension liability adjustment	3,405						3,405
Net unrealized gain on non-trading securities								14,031			¥ 4,931
Purchase / sale of subsidiary shares, net											4,889
Other net change in noncontrolling interests											(18,156)
Balance at end of year at Mar. 31, 2015	¥ 2,744,946	¥ 594,493	¥ 683,407	¥ 1,437,940	¥ 143,739	¥ 133,371	¥ (15,404)	¥ 25,772	¥ (151,805)	¥ 2,707,774	¥ 37,172